UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: March 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset California
Municipal Money Market Fund

A N N U A L   R E P O R T

MARCH 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Western Asset California Municipal Money Market Fund

Annual Report • March 31, 2007

What’s Inside
	Letter from the Chairman	I
	Fund Overview	1
	Fund at a Glance	4
	Fund Expenses	5
	Schedule of Investments	7
	Statement of Assets and Liabilities	20
	Statement of Operations	21
	Statements of Changes in Net Assets	22
	Financial Highlights	23
Fund Objective The Fund seeks to provide income exempt from both regular federal income tax* and California personal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal. * Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.	Notes to Financial Statements	25
	Report of Independent Registered Public Accounting Firm	33
	Additional Information	34
	Additional Shareholder Information	40
	Important Tax Information	41

The Fund is a separate investment fund of the Legg Mason Partners Money Market Trust, a Maryland business trust.

Letter from the Chairman
R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy expanded at a moderate pace during the 12-month reporting period. After expanding 2.6% in the second quarter of 2006, gross domestic product (“GDP”)[i] increased 2.0% in the third quarter and 2.5% in the fourth quarter. The advance estimate for first quarter 2007 GDP growth was 1.3%. While consumer spending has remained fairly solid, the cooling housing market continued to negatively impact the economy.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii has held rates steady at its last six meetings. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “…The Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—yields fell sharply during the third quarter as the Fed paused from its tightening cycle. Yields then fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Then, at the end of February, yields fell sharply as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the 12 months ended March 31, 2007, two-year Treasury yields moved from 4.82% to 4.58%. Over the same period, 10-year Treasury yields fell from 4.86% to 4.65%. The

Western Asset California Municipal Money Market Fund	I

yields available from money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

II	Western Asset California Municipal Money Market Fund

Additionally, as of the close of business, April 13, 2007, the Fund was renamed Western Asset California Municipal Money Market Fund.

Changes to certain share class names and features were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely, R. Jay Gerken, CFA Chairman, President and Chief Executive Officer April 30, 2007

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Western Asset California Municipal Money Market Fund	III

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Fund Overview

Q. What were the overall market conditions during the Fund’s reporting period?

A. As the fiscal year began, the bond market faced a number of challenges, including additional short-term interest rate hikes by the Federal Reserve Board (“Fed”)i , inflationary pressures and signs of solid economic growth. However, as the period progressed, oil prices moderated, a cooling housing market triggered slower economic growth and the Fed paused from raising rates after June 2006. These factors, as well as a flight to quality when the stock market abruptly fell in February 2007, helped both short- and long-term yields to fall during the 12 months ended March 31, 2007. Over this time, there were several periods of increased volatility in the bond market. This was often triggered by changing perceptions regarding the economy, inflation and the Fed’s future monetary policy. Money market yields fluctuated during the reporting period in concert with changing short-term rates. In general, investor demand for money market securities was solid over the fiscal year.

Performance Review

As of March 31, 2007, the seven-day current yield for Class A shares of Western Asset California Municipal Money Market Fund was 2.99% and its seven-day effective yield, which reflects compounding, was 3.03%.1

Current expense reimbursements and/or fee waivers are voluntary and, may be reduced or terminated at any time. If the full fees had been included, the seven-day current yield would have been 2.98% and the seven-day effective yield would have been 3.02%.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset California Municipal Money Market Fund Yields as of March 31, 2007 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class A Shares	2.99%	3.03%
Class I Shares (formerly Class Y)	3.09%	3.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent such waivers, the seven-day current yield would have been 2.98% and 3.08% and the seven-day effective yield would have been 3.02% and 3.13% for Class A and Class I shares, respectively.

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	1

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

What were the leading contributors to performance?

A. During the fiscal year, we actively managed the Fund’s portfolio given the changing interest rate environment. During the first half of the reporting period, we kept the Fund’s weighted average maturity (“WAM”)ii shorter than that of its iMoneyFund Report Averageiii peer group. This was beneficial to performance, as the Fed continued to raise short-term interest rates and yields on money market instruments rose. As the reporting period progressed, we started to lengthen the Fund’s WAM when advantageous, as the Fed’s rate hike campaign came to an end. This also served to enhance the Fund’s results.

Throughout the period, we continued to emphasize a high quality portfolio that contained a diversified mix of tax-exempt commercial paper, variable rate demand notes and municipal notes. At the end of the fiscal year, the Fund’s WAM was 23 days versus 13 days when the reporting period began. Given this increase, the Fund’s WAM is now closer to its iMoneyNet peer group than it has been in recent years.

What were the leading detractors from performance?

A. At certain times during the reporting period, fluctuating yields led to some opportunities that weren’t 100% capitalized on given the Fund’s overall positioning. For example, on several occasions, during the fiscal year the yields available from variable rate instruments rose to attractive levels. If the Fund had a larger exposure to these securities and held its WAM somewhat shorter, it would have been able to more fully participate in this opportunity.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund’s portfolio during the reporting period.

2	Western Asset California Municipal Money Market Fund 2007 Annual Report

Thank you for your investment in Western Asset California Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

April 13, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Funds losses from events affecting a particular issuer. Please see the Fund’s prospectus for more information on these and other risks.

i

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The Weighted Average Maturity (“WAM”) of a fixed-income fund is a measure of the length of time to maturity of the underlying fixed income securities in the portfolio weighted to reflect the relative holdings in each instrument.

iii

The iMoneyFund Report Average is the average for all major taxable and tax-free money market mutual fund yields published weekly for 7- and 30-day simple and compound (assumes reinvested dividends) yields. IMoneyNet also tracks the average maturity of securities in money fund portfolios. A short maturity of about 30 days or less reflects the conviction that interest rates will rise, and a long maturity of 60 days or more reflects a sentiment that rates will fall.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	3

Fund at a Glance (unaudited)

Investment Breakdown

Water and Sewer

Utilities

General Obligations

Education

Housing: Multi-Family

Hospitals

Transportation

Miscellaneous

Finance

Public Facilities

Housing: Single-Family

Solid Waste

Life Care Systems

Pollution Control

Industrial Development

Tax Allocation

17.4%

16.2%

11.7%

9.1%

8.8%

8.5%

7.7%

5.7%

3.6%

2.6%

2.4%

1.9%

1.8%

1.2%

0.7%

0.7%

0.0%

5.0%

10.0%

15.0%

20.0%

March 31, 2007

As a Percent of Total Investments

4	Western Asset California Municipal Money Market Fund 2007 Annual Report

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
           This example is based on an investment of $1,000 invested on October 1, 2006 and held for the six months ended March 31, 2007.

Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
		Beginning	Ending	Annualized	Expenses
	Actual	Account	Account	Expense	Paid During
	Total Return(2)	Value	Value	Ratio(3)	the Period(4)

Class A	1.48%	$1,000.00	$1,014.80	0.54%	$2.71

Class I(5)	1.53	1,000.00	1,015.30	0.44	2.21

(1)	For the six months ended March 31, 2007.
(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	5

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio(2)	the Period(3)

Class A	5.00%	$1,000.00	$1,022.24	0.54%	$2.72

Class I(4)	5.00	1,000.00	1,022.74	0.44	2.22

(1)	For the six months ended March 31, 2007.
(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.
(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.

6	Western Asset California Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007)
WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 98.3%
Education — 9.0%

		ABAG Finance Authority for Nonprofit Corp.:
$10,265,000	A-1+	Francis Parker School Project, LOC-Bank of New York,
		3.550%, 4/5/07 (a)	$10,265,000
11,285,000	A-1+	Head Royce School, LOC-Bank of America, 3.550%, 4/5/07 (a)	11,285,000
20,250,000	VMIG1(b)	Revenue, Concordia University Project, Series A, LOC-U.S. Bank,
		3.690%, 4/2/07 (a)	20,250,000
21,000,000	VMIG1(b)	Valley Christian Schools, LOC-Bank of America,
		3.540%, 4/5/07 (a)	21,000,000
5,500,000	A-1+	Webb Schools, LOC-Bank of New York, 3.550%, 4/11/07 (a)	5,500,000
6,200,000	A-1+	Corona-Norca, CA, USD, COP, FSA-Insured, SPA-Dexia Credit
		Local, 3.550%, 4/5/07 (a)	6,200,000
4,300,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.550%, 4/5/07 (a)	4,300,000
13,000,000	F1+(c)	Rio Linda, CA, USD, Series 1679, FSA-Insured, LIQ-Morgan
		Stanley, 3.640%, 4/5/07 (a)	13,000,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program,
		FSA-Insured, SPA-Wachovia Bank, 3.550%, 4/5/07 (a)	2,600,000
8,330,000	VMIG1(b)	San Jacinto, CA, USD, COP, School Facility Bridge Funding Project
		Series B, FSA-Insured, SPA-Dexia Credit Local, 3.550%, 4/5/07 (a)	8,330,000
5,400,000	VMIG1(b)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.530%, 4/4/07 (a)	5,400,000
1,585,000	VMIG1(b)	Santa Maria, CA, Joint Unified High School District, COP, Series A,
		LOC-Bank of America, 3.540%, 4/5/07 (a)	1,585,000
		University of California Board of Regents, Series A, TECP:
18,000,000	A-1+	3.400% due 4/2/07	18,000,000
11,960,000	A-1+	3.480% due 5/1/07	11,960,000
13,200,000	A-1+	3.520% due 5/16/07	13,200,000
20,000,000	A-1+	3.540% due 5/21/07	20,000,000
14,000,000	A-1+	3.500% due 5/22/07	14,000,000
17,500,000	A-1+	3.460% due 6/4/07	17,500,000
15,600,000	A-1+	3.500% due 6/7/07	15,600,000
11,000,000	A-1+	3.530% due 6/8/07	11,000,000
		William S. Hart Unified High School District, COP, School Facility
		Bridge Funding Program, FSA-Insured:
3,865,000	A-1+	SPA-First Union National Bank, 3.550%, 4/5/07 (a)	3,865,000
12,300,000	A-1+	SPA-Wachovia Bank, 3.550%, 4/5/07 (a)	12,300,000

		Total Education	247,140,000

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	7

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Finance — 3.6%

$15,315,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		ISO, Series A, AMBAC-Insured, SPA-Bank of America, JPMorganChase,
		3.550%, 4/4/07 (a)	$15,315,000
		California State Economic Recovery Bonds:
1,000,000	A-1+	Series C-01, 3.730%, 4/2/07 (a)	1,000,000
7,715,000	A-1	Series C-05, SPA-Bank of America, 3.650%, 4/2/07 (a)	7,715,000
21,500,000	A-1+	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank,
		3.550%, 4/2/07 (a)	21,500,000
2,400,000	A-1+	Series C-09, LOC-Bank of Nova Scotia, 3.550%, 4/2/07 (a)	2,400,000
32,542,000	A-1+	Series C-11, LOC-BNP Paribas, 3.580%, 4/4/07 (a)	32,542,000
4,850,000	A-1+	Puerto Rico, MFA, Floats PA 610R, FSA-Insured, SPA-Merrill
		Lynch, PART, 3.640%, 4/5/07 (a)	4,850,000
2,765,000	VMIG1(b)	Puerto Rico, Public Finance Corp., Series 522X, MBIA-Insured,
		PART, LIQ-Morgan Stanley, 3.640%, 4/5/07 (a)	2,765,000
11,090,000	A-1	South Orange County CA, Public Finance Authority MSTC,
		Series 2030, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.650%, 4/5/07 (a)(d)	11,090,000

		Total Finance	99,177,000

General Obligation — 11.5%
		California State, GO:
5,055,000	VMIG1(b)	Series 1659, FSA-Insured, LIQ-Morgan Stanley, PART
		3.640%, 4/5/07 (a)	5,055,000
2,000,000	A-1+	Series A, Subordinated Series A-3, LOC-Bank of America,
		3.560%, 4/4/07 (a)	2,000,000
		TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank PLC,
		National Australia Bank, Royal Bank of Scotland,
		Societe Generale:
10,000,000	A-1	3.480% due 4/2/07	10,000,000
2,331,000	A-1	3.550% due 4/3/07	2,331,000
20,000,000	A-1	3.460% due 4/5/07	20,000,000
12,000,000	A-1	3.520% due 5/4/07	12,000,000
16,800,000	A-1	3.500% due 5/7/07	16,800,000
8,200,000	A-1	3.550% due 5/22/07	8,200,000
		California Statewide Community Development Authority Revenue:
33,500,000	SP-1+	Riverside County, Tax & Revenue Anticipation Bonds, Series A-4,
		4.500% due 6/29/07	33,574,164
12,000,000	SP-1+	San Bernardino County, Tax & Revenue Anticipation Bonds,
		Series A-5, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorganChase, State Street Bank
		& Trust, Landesbank Baden-Wurttemberg, and Westdeutsche
		Landesbank, 4.500% due 6/29/07	12,026,269
70,300,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia,
		BNP Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa
		Vizcaya and Banco Santander PR, 4.500% due 7/30/07	70,519,226
See Notes to Financial Statements.

8	Western Asset California Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

General Obligation — 11.5% (continued)

$5,170,000	A-1	Golden West Schools Financing Authority, GO, Series PT-3070, PART,
		MBIA-Insured, LIQ-Merrill Lynch, 3.660%, 4/5/07 (a)	$5,170,000
25,000,000	SP-1+	Kern County, California, TRAN, 4.500% due 6/29/07	25,057,690
5,245,000	F1+(c)	Los Angeles, CA, Community College District, GO, Series PT-2585,
		PART, FSA-Insured, LIQ-Merrill Lynch, 3.660%, 4/5/07 (a)	5,245,000
34,300,000	SP-1+	Los Angeles County, CA, TRAN, Series A, 4.500% due 6/29/07	34,374,444
2,010,000	A-1+	Palomar Pomerado Health, Floats, PT-2995, AMBAC-Insured, PART,
		LIQ-Merrill Lynch Capital Services, 3.660%, 4/5/07 (a)	2,010,000
4,450,000	A-1+	Puerto Rico Commonwealth, PA 620, MBIA-Insured, SPA-Merrill,
		Lynch Capital Services Inc., PART, 3.640%, 4/5/07 (a)	4,450,000
17,175,000	SP-1+	Sacramento County, CA, GO, TRAN, 4.500% due 7/17/07	17,220,719
22,565,000	A-1+	San Diego, CA, GO, USD, MSTC, SGA-120, PART, MBIA-Insured,
		LIQ Societe Generale, 3.670%, 4/4/07 (a)	22,565,000
4,725,000	A-1+	Vacaville, CA, USD, GO, Series PT-3068, MBIA-Insured, SPA-Merrill
		Lynch, PART, 3.660%, 4/5/07 (a)	4,725,000
4,430,000	F1+(c)	West Contra Costa, CA, USD, GO, Series PT-1828, FGIC-Insured,
		SPA-Merrill Lynch, 3.660%, 4/5/07 (a)	4,430,000

		Total General Obligation	317,753,512

Hospitals — 8.4%
		California Health Facilities Finance Authority:
30,000,000	VMIG1(b)	3.540% due 5/16/07	30,000,000
5,000,000	VMIG1(b)	3.540% due 5/18/07	5,000,000
10,000,000	VMIG1(b)	3.550% due 5/18/07	10,000,000
20,000,000	VMIG1(b)	3.520% due 5/23/07	20,000,000
21,010,000	A-1+	Health Facility, Catholic Healthcare, Series K, LOC-Bank of
		America, 3.530%, 4/4/07 (a)	21,010,000
2,290,000	A-1+	Scripps Health, Series A, LOC-Bank One, 3.550%, 4/4/07 (a)	2,290,000
18,705,000	A-1+	Sisters of Charity Health Systems, 3.550%, 4/4/07 (a)	18,705,000
		California Statewide CDA, Kaiser Permanente, TECP:
2,000,000	A-1	3.400% due 4/5/07	2,000,000
10,000,000	A-1	3.450% due 4/9/07	10,000,000
6,000,000	A-1	3.540% due 5/18/07	6,000,000
5,000,000	A-1	3.520% due 5/23/07	5,000,000
7,100,000	A-1	California Statewide CDA Revenue, American Baptist Homes
		West, LOC-LaSalle Bank, 3.530%, 4/5/07 (a)	7,100,000
		California Statewide CDA Revenue COP:
5,855,000	A-1+	House Ear Institute, LOC-JPMorganChase, 3.690%, 4/2/07 (a)	5,855,000
5,000,000	VMIG1(b)	Series E, FSA-Insured, SPA-Wachovia Bank, 3.670%, 4/4/07 (a)	5,000,000
10,375,000	VMIG1(b)	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica
		Bank, 3.650%, 4/5/07 (a)	10,375,000
See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	9

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Hospitals — 8.4% (continued)

$66,665,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA-Landesbank
		Hessen-Thuringen, 3.550%, 4/5/07 (a)	$66,665,000
6,800,000	A-1+	San Bernardino County, CA, COP, Medical Center Financing
		Project, MBIA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.520%, 4/4/07 (a)	6,800,000

		Total Hospitals	231,800,000

Housing: Multi-Family — 8.7%
23,295,000	A-1+	California, HFA Revenue, Home Mortgage, Series K, LIQ-Bank of
		Nova Scotia and State Street Bank & Trust, 3.690%, 4/4/07 (a)(e)	23,295,000
11,675,000	A-1+	California HFA Revenue, Home Mortgage, Series U, MBIA-Insured,
		SPA-Bank of New York, 3.810%, 4/2/07 (a)(e)	11,675,000
		California Housing Finance Agency Revenue:
8,000,000	A-1+	Home Mortgage, Series D, 3.680%, 4/4/07 (a)(e)	8,000,000
16,040,000	A-1+	MFH, Series C, SPA-FNMA, 3.680%, 4/5/07 (a)(e)	16,040,000
		California Statewide CDA Multifamily Revenue:
8,200,000	A-1+	Coventry Place Apartments, Series JJ, FNMA-Insured,
		3.600%, 4/5/07 (a)(e)	8,200,000
14,300,000	VMIG1(b)	Refunding, Housing, IAC Project, Series W-3, LOC-Wells
		Fargo Bank NW N.A., 3.580%, 4/4/07 (a)(e)	14,300,000
11,805,000	A-1+	California Statewide CDA, MFH Revenue, Arbor Ridge Apartments,
		Series X, LIQ-FNMA, 3.650%, 4/5/07 (a)(e)	11,805,000
12,200,000	A-1+	Contra Costa County, CA, MFH Revenue, Park Regency LLC,
		Series F, LIQ-FNMA, 3.630%, 4/5/07 (a)(e)	12,200,000
6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B,
		FHLMC-Collateralized, 3.540%, 4/5/07 (a)	6,955,000
10,700,000	A-1+	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte
		Del Rey, Series A, 3.540%, 4/5/07 (a)	10,700,000
6,450,000	A-1+	Fresno, CA, MFH Revenue, Heron Pointe Apartments, Series A,
		FNMA-Insured, LIQ-FNMA, 3.540%, 4/5/07 (a)	6,450,000
4,300,000	A-1+	Los Angeles County, CA, Housing Authority MFH Revenue,
		Sand Canyon, Series F, LIQ-FHLMC, 3.540%, 4/5/07 (a)	4,300,000
13,725,000	A-1+	Orange County, CA, Apartment Development Revenue, Wood
		Canyon Villas, Issue E, FNMA-Collateralized,
		3.600%, 4/5/07 (a)(e)	13,725,000
23,400,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment,
		Series A, FNMA-Collateralized, 3.650%, 4/5/07 (a)(e)	23,400,000
14,400,000	A-1+	Sacramento County, CA, Housing Authority MFH Revenue, Seasons
		at Winter, Series C-1, LIQ-FHLMC, 3.630%, 4/5/07 (a)(e)	14,400,000
		San Jose, CA, MFH Housing Revenue:
9,580,000	VMIG1(b)	Fairway Glen, Series A, LIQ-FNMA, 3.600%, 4/5/07 (a)	9,580,000
4,900,000	VMIG1(b)	Foxchase, Series B, LIQ-FNMA, 3.600%, 4/5/07 (a)	4,900,000
See Notes to Financial Statements.

10	Western Asset California Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Housing:Multi-Family - 8.7% (continued)

		San Jose, CA, MFH Revenue:
$23,900,000	A-1+	Cinnabar Commons, Series C, LOC-Bank of America,
		3.650%, 4/5/07 (a)(e)	$23,900,000
7,800,000	A-1+	Evans Lane Apartments, Series H, LOC-Bank of America,
		3.600%, 4/4/07 (a)(e)	7,800,000
7,700,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue,
		Paloma Del Mar Apartments, Series A, LOC-Wells Fargo Bank,
		3.590%, 4/4/07 (a)	7,700,000

		Total Housing: Multi-Family	239,325,000

Housing: Single Family — 2.3%
		California HFA, Home Mortgage:
31,995,000	A-1+	Series D, LIQ-Westdeutsche Landesbank, Bayerische Landesbank,
		3.680%, 4/4/07 (a)(e)	31,995,000
4,965,000	A-1+	Series N, FSA-Insured, SPA-Bank of New York,
		3.700%, 4/2/07 (a)(e)	4,965,000
10,000,000	A-1+	California HFA Revenue, Home Mortgage, Series J, FSA-Insured,
		LIQ-Lloyds TSB Bank PLC, 3.810%, 4/2/07 (a)(e)	10,000,000
		California Housing Finance Agency Revenue, Home Mortgage:
11,325,000	A-1+	Series C, SPA-Calyon Bank, 3.700%, 4/2/07 (a)(e)	11,325,000
6,000,000	A-1+	Series H, SPA-Dexia Credit Local, 3.820%, 4/2/07 (a)(e)	6,000,000

		Total Housing: Single Family	64,285,000

Industrial Development — 0.6%
15,900,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		Asian Art Museum Foundation, MBIA-Insured,
		SPA-JPMorganChase, 3.680%, 4/2/07 (a)	15,900,000
1,900,000	A-1+	California Statewide CDA, A&B Die Casting Corp., Series A,
		LOC-Bank of America, 3.640%, 4/5/07 (a)(e)	1,900,000

		Total Industrial Development	17,800,000

Life Care Systems — 1.7%
6,070,000	VMIG1(b)	ABAG Finance Authority for Nonprofit Corp.California Revenue,
		Pathways Home Health Hospice, LOC-U.S.Bank,
		3.620%, 4/5/07 (a)	6,070,000
7,330,000	VMIG1(b)	ABAG Finance Authority for Nonprofit Corp., Eskaton
		Village-Roseville, LOC-KBC Bank NV, 3.620%, 4/5/07 (a)	7,330,000
5,000,000	A-1+	California Statewide CDA Revenue, Senior Presbyterian Homes,
		Series B, LOC-Bank of America, 3.530%, 4/5/07 (a)	5,000,000
12,550,000	A-1	California Statewide Community Development Corp., COP,
		Covenant Retirement Communities, LOC-LaSalle National Bank,
		3.530%, 4/5/07 (a)	12,550,000
17,000,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3943, PART,
		MBIA-Insured, LIQ-Merrill Lynch, 3.660%, 4/5/07 (a)	17,000,000

		Total Life Care Systems	47,950,000

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	11

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Miscellaneous - 5.6%
		ABAG Finance Authority for Nonprofit Corp.:
$3,000,000	A-1+	Revenue, Institute Defense Analyses, AMBAC-Insured,
		SPA-Wachovia Bank, 3.660%, 4/5/07 (a)	$3,000,000
6,500,000	A-1+	Saint Anthony Foundation, LOC-Bank of America,
		3.550%, 4/5/07 (a)	6,500,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue,
		Academy of Motion Pictures, AMBAC-Insured,
		SPA-JPMorganChase, 3.640%, 4/5/07 (a)	10,000,000
48,000,000	SP-1+	California State, RAN, 4.500% due 6/29/07	48,108,487
		California Statewide CDA Revenue:
1,410,000	VMIG1(b)	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank,
		3.550%, 4/5/07 (a)	1,410,000
2,400,000	VMIG1(b)	North Peninsula Jewish Community Center, LOC-Bank of
		America, 3.680%, 4/2/07 (a)	2,400,000
9,520,000	VMIG1(b)	Irvine, CA, Improvement Bond Act of 1915, Assessment
		District 85-7, FSA-Insured, SPA-Dexia Bank, 3.550%, 4/4/07 (a)	9,520,000
		Los Angeles, CA:
9,000,000	A-1+	Series A, 3.500% due 5/1/07	9,000,000
		Municipal Improvement Corp., TECP, LOC-Bank of America
5,000,000	A-1+	3.600% due 4/5/07	5,000,000
14,500,000	A-1+	3.500% due 4/9/07	14,500,000
11,000,000	A-1+	3.460% due 5/1/07	11,000,000
10,000,000	A-1+	3.500% due 6/8/07	10,000,000
6,500,000	A-1+	3.530% due 6/12/07	6,500,000
3,000,000	VMIG1(b)	Oakland, CA, Revenue, MERLOT, Series M, AMBAC-Insured,
		SPA-Wachovia Bank, PART, 3.670%, 4/4/07 (a)	3,000,000
4,100,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental
		Cultural Facilities Revenue, Floater Certificates, Series 464, PART,
		MBIA-Insured, LIQ-Morgan Stanley, 3.640%, 4/5/07 (a)	4,100,000
5,000,000	F-1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3937, PART,
		FGIC-Insured, LIQ-Merrill Lynch, 3.680%, 4/5/07 (a)	5,000,000
5,700,000	A-1+	Ventura County, CA, TECP, LOC-Bank of NovaScotia, 3.500% due 6/6/07	5,700,000

		Total Miscellaneous	154,738,487

Pollution Control — 1.2%
		California PCFA:
19,475,000	A-1+	Environmental Improvement Revenue, Atlantic Richfield Co.,
		3.650%, 4/4/07 (a)(e)	19,475,000
		Solid Waste Disposal Revenue:
9,970,000	F1+(c)	Garaventa Enterprises, Series A, LOC-Bank of America,
		3.690%, 4/4/07 (a)(e)	9,970,000
3,500,000	F1(c)	Garden City Sanitation, Series A, LOC-Comerica Bank,
		3.740%, 4/4/07 (a)(e)	3,500,000

		Total Pollution Control	32,945,000

See Notes to Financial Statements.

12	Western Asset California Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Public Facilities - 2.6%
$23,650,000	A-1+	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty
		Trust, 3.540%, 4/5/07 (a)	$23,650,000
13,895,000	A-1+	Los Angeles, CA, Convention & Exhibition Center Authority Lease
		Revenue, Series F, AMBAC-Insured, SPA-JPMorganChase,
		3.550%, 4/4/07 (a)	13,895,000
4,000,000	A-1+	Oxnard, CA, Financing Authority Lease Revenue, Civic Center
		Phase 2 Project, AMBAC-Insured, SPA-Dexia Credit Local,
		3.550%, 4/5/07 (a)	4,000,000
16,940,000	A-1	Sacramento, CA, Lease Revenue MSTC, Series 2025, Class A, PART,
		AMBAC-Insured, LIQ-Bear Stearns, 3.650%, 4/5/07 (a)(d)	16,940,000
7,650,000	A-1+	San Francisco, CA, City & County Finance Corp. Lease Revenue,
		Moscone Center Expansion Project, Series 1, AMBAC-Insured,
		SPA-JPMorganChase, State Street Bank, 3.500%, 4/5/07 (a)	7,650,000
5,000,000	F1+(c)	Stanislaus County, CA, Capital Improvements Financing Authority,
		Central Valley Center for the Arts, LOC-Bank of America,
		3.540%, 4/5/07 (a)	5,000,000

		Total Public Facilities	71,135,000

Solid Waste — 1.9%
		California PCFA:
3,060,000	F1+(c)	Alameda County Industrial Project, Series A, LOC-Wells Fargo
		Bank, 3.690%, 4/4/07 (a)(e)	3,060,000
3,030,000	F1+(c)	Athens Disposal Inc. Project, Series A, LOC-Wells Fargo Bank,
		3.690%, 4/4/07 (a)(e)	3,030,000
7,245,000	F1+(c)	Athens Services Project, Series A, LOC-Wells Fargo Bank,
		3.690%, 4/4/07 (a)(e)	7,245,000
1,295,000	F1+(c)	BLT Enterprises, Series A, LOC-Wells Fargo Bank,
		3.690%, 4/4/07 (a)(e)	1,295,000
		Blue Line Transfer Inc. Project:
7,865,000	F1+(c)	LOC-Wells Fargo Bank, 3.690%, 4/4/07 (a)(e)	7,865,000
2,130,000	F1+(c)	Series A, LOC-Wells Fargo Bank, 3.690%, 4/4/07 (a)(e)	2,130,000
8,905,000	F1+(c)	Edco Disposal Corp. Project, LOC-Wells Fargo Bank,
		3.690%, 4/4/07 (a)(e)	8,905,000
975,000	F1+(c)	Garaventa Enterprises Inc., LOC-Bank of America,
		3.690%, 4/4/07 (a)(e)	975,000
15,735,000	A-1+	Norcal Waste Systems Inc. Project, Series A, LOC-Bank
		of America, 3.690%, 4/4/07 (a)(e)	15,735,000
2,620,000	F1+(c)	Willits Project, Series A, LOC-Wells Fargo Bank,
		3.690%, 4/4/07 (a)(e)	2,620,000

		Total Solid Waste	52,860,000

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	13

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Tax Allocation — 0.6%

17,885,000	A-1+	Westminster, CA, RDA, Tax Allocation Revenue, Commercial
		Redevelopment Project Number 1, AMBAC-Insured,
		SPA-Landesbank Hessen-Thuringen, 3.550%, 4/5/07 (a)	$17,885,000

Transportation — 7.6%
		Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area,
		Series C, AMBAC-Insured:
$18,110,000	A-1+	SPA-Bayerische Landesbank, Landesbank Hessen-Thuringen,
		Landesbank Baden-Wurttemberg, 3.480%, 4/5/07 (a)	18,110,000
21,445,000	A-1+	SPA-JPMorganChase, Dexia Credit Local, Lloyds TSB Bank,
		3.480%, 4/5/07 (a)	21,445,000
5,520,000	A-1	California Infrastructure & Economic Development Bank Revenue,
		Series 1615, AMBAC-Insured, LIQ-Morgan Stanley,
		3.640%, 4/5/07 (a)	5,520,000
		Los Angeles County, CA, MTA TECP, LOC-Dexia, BNP Paribas:
4,000,000	A-1+	3.500% due 5/1/07	4,000,000
10,649,000	A-1+	3.530% due 5/4/07	10,649,000
		Los Angeles County, CA, MTA, Sales Tax Revenue:
11,620,000	A-1+	Second Senior, Series A, MBIA-Insured, SPA-Credit Local
		de France, 3.550%, 4/5/07 (a)	11,620,000
2,875,000	VMIG1(b)	Series 837, PART, AMBAC-Insured, LIQ-Morgan Stanley,
		3.640%, 4/5/07 (a)	2,875,000
		Port of Oakland, CA:
19,675,000	VMIG1(b)	Series 2005-5, PART, FGIC-Insured, SPA-ABN AMRO Bank,
		3.690%, 4/5/07 (a)(d)(e)	19,675,000
9,700,000	A-1+	TECP, LOC-BNP Paribas, LOC-Lloyds Bank,
		3.530% due 5/1/07	9,700,000
		Puerto Rico Commonwealth Highway & Transportation Authority:
		Highway Revenue:
4,660,000	A-1+	Floats PA 472, PART, FSA-Insured, LIQ-Merrill Lynch,
		3.640%, 4/5/07 (a)	4,660,000
4,550,000	A-1+	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia,
		3.550%, 4/4/07 (a)	4,550,000
3,460,000	VMIG1(b)	Revenue, MERLOT, Series FFF, PART, MBIA-Insured, SPA-Wachovia
		Bank, 3.660%, 4/4/07 (a)	3,460,000
		Riverside County, CA, Transit Commission, TECP, LOC-Bank of America:
10,904,000	A-1	3.400% due 4/3/07	10,904,000
2,350,000	A-1	3.520% due 5/4/07	2,350,000
		San Francisco, CA:
7,965,000	VMIG1(b)	Bay Area Rapid Transit District, Sales Tax Revenue, Series 1318-X,
		PART, MBIA-Insured, LIQ-Morgan Stanley, 3.640%, 4/5/07 (a)	7,965,000
41,340,000	VMIG1(b)	City & County Airport Commission, Series 2000-9, PART,
		FGIC-Insured, SPA-ABN AMRO Bank, 3.690%, 4/5/07 (a)(e)	41,340,000
		TECP, County Transportation Authority, LIQ-Landesbank
		Baden-Wurttemberg:
14,100,000	A-1+	3.500% due 5/1/07	14,100,000
17,150,000	A-1+	3.530% due 5/7/07	17,150,000

		Total Transportation	210,073,000

See Notes to Financial Statements.

14	Western Asset California Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Utilities — 15.9%

$8,700,000	A-1+	Adelanto,CA,Public Utility Authority,Utility Systems Project,
		Series A,AMBAC-Insured,SPA-Dexia Credit Local,
		3.690%,4/2/07 (a)	$8,700,000
18,630,000	A-1+	California Alternative Energy Source Financing Authority
		Cogeneration Revenue, Refunding, GE Capital Corp., Arroyo,
		Series B, 3.600%, 4/4/07 (a)(e)	18,630,000
		California Infrastructure & Economic Development Bank
		Revenue, ISO:
28,000,000	A-1+	Series A, MBIA-Insured, 3.550%, 4/4/07 (a)	28,000,000
14,450,000	A-1+	Series C, MBIA-Insured, 3.530%, 4/4/07 (a)	14,450,000
		California PCFA, PCR, Pacific Gas & Electric:
13,900,000	A-1+	Series B, LOC-Bank One ,3.750%, 4/2/07 (a)(e)	13,900,000
9,200,000	A-1+	Series E, LOC-JPMorgan Chase,3.690%, 4/2/07 (a)	9,200,000
11,900,000	A-1+	Series F, LOC-Bank One, 3.690%, 4/2/07 (a)	11,900,000
		California State Department of Water Resources Power
		Supply Revenue:
10,000,000	A-1+	Series C-02, AMBAC-Insured, SPA-Westdeutsche Landesbank,
		3.530%, 4/5/07 (a)	10,000,000
2,250,000	A-1+	Series C-07, FSA-Insured, SPA-Dexia Credit Local,
		3.550%, 4/5/07 (a)	2,250,000
11,050,000	A-1+	Series C-17, LOC-Bank of New York, 3.550%, 4/5/07 (a)	11,050,000
25,780,000	A-1+	Subordinated Series G-6, FSA-Insured, 3.530%, 4/5/07 (a)	25,780,000
		East Bay, CA, MUD, Revenue, TECP, LIQ-JPMorganChase
		LIQ Westdeutche Landesbank:
6,000,000	A-1+	3.500% due 5/1/07	6,000,000
7,000,000	A-1+	3.510% due 5/2/07	7,000,000
41,600,000	A-1+	3.500% due 5/4/07	41,600,000
6,600,000	A-1+	3.460% due 6/1/07	6,600,000
25,000,000	A-1+	3.460% due 6/4/07	25,000,000
		Los Angeles,CA,Department of Water & Power:
17,310,000	A-1+	Sub-Series A-5, SPA-Bank of America,Bayerische Landesbank,
		Dexia Credit Local,JPMorganChase,Landesbank Baden
		Wurttemberg,State Street Bank,and Westdeutsche
		Landesbank,3.530%,4/5/07 (a)	17,310,000
		TECP, LIN-Dexia Credit Local:
5,000,000	A-1+	3.450% due 5/2/07	5,000,000
7,500,000	A-1+	3.500% due 5/2/07	7,500,000
10,000,000	A-1+	3.500% due 6/1/07	10,000,000
7,000,000	A-1+	3.500% due 6/6/07	7,000,000
10,000,000	A-1+	3.530% due 6/6/07	10,000,000
10,000,000	A-1+	3.530% due 6/7/07	10,000,000
18,000,000	A-1+	3.530% due 6/11/07	18,000,000
9,200,000	A-1+	Los Angeles, CA, Department of Water & Power Waterworks
		Revenue, Subordinated Series B-4, SPA-National Australia Bank,
		3.530%,4/5/07 (a)	9,200,000
See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	15

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Utilities — 15.9% (continued)

		MSR Public Power Agency, San Juan Project:
$10,700,000	A-1+	Series E, MBIA-Insured, SPA-JPMorganChase, 3.530%, 4/5/07 (a)	$10,700,000
6,500,000	A-1+	Subordinated Lien, Series F, MBIA-Insured, SPA-Bank One,
		3.680%, 4/11/07 (a)	6,500,000
		Puerto Rico Electric Power Authority Revenue:
8,000,000	A-1+	Series PT-2636, FGIC-Insured, LIQ-Merrill Lynch,
		3.640%, 4/5/07 (a)	8,000,000
6,430,000	F1+(c)	Series PT-3721, FGIC-Insured, LIQ-Merrill Lynch,
		3.640%, 4/5/07 (a)	6,430,000
2,900,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC,
		Series 44, MBIA-Insured, SPA-Societe Generale,
		3.630%, 4/4/07 (a)	2,900,000
9,300,000	A-1+	Roseville, CA, Electric Systems Revenue COP, SPA-Dexia
		Credit Local, FSA-Insured, 3.520%, 4/5/07 (a)	9,300,000
		Sacramento, CA, MUD:
7,135,000	F1+(c)	Financing Authority Revenue, Series PT-3467, MBIA-Insured, PART,
		LIQ-Merrill Lynch, 3.660%, 4/5/07 (a)	7,135,000
17,670,000	VMIG1(b)	Series 2003-17, PART, SPA-ABN AMRO Bank, 3.660%, 4/5/07 (a)	17,670,000
10,400,000	A-1+	San Francisco, CA, TECP, LOC-BNP Paribas, 3.550% due 6/6/07	10,400,000
25,650,000	A-1+	Walnut, CA Energy Center Authority, TECP, LOC-State Street,
		3.520% due 7/11/07	25,650,000

		Total Utilities	438,755,000

Water & Sewer — 17.1%
26,339,000	A-1+	California State Department of Water Resources, TECP, LIQ-Landesbank
		Hessen, 3.500% due 4/3/07	26,339,000
18,400,000	A-1+	California State Department of Water Resources and Power Supply
		Revenue, Subordinated Series G-8, MBIA-Insured,
		SPA-JPMorganChase, 3.550%, 4/5/07 (a)	18,400,000
		California State Department of Water, TECP, Series 1,
		LIQ-Landesbank Hessen-Thuringen:
5,306,000	A-1+	3.500% due 4/2/07	5,306,000
11,255,000	A-1+	3.550% due 4/4/07	11,255,000
8,310,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue
		COP, Refunding, Series B, MBIA-Insured, SPA-Lloyds TSB Bank
		PLC, 3.550%, 4/5/07 (a)	8,310,000
		Los Angeles County, CA, Sanitation Districts Financing Authority
		Revenue:
22,200,000	F1+(c)	Series 1685, AMBAC-Insured, LIQ-Morgan Stanley,
		3.640%, 4/5/07 (a)	22,200,000
20,195,000	F1+(c)	Series 1686, AMBAC-Insured, LIQ-Morgan Stanley,
		3.640%, 4/5/07 (a)	20,195,000
20,060,000	F1+(c)	Series 1692, AMBAC-Insured, LIQ-Morgan Stanley,
		3.640%, 4/5/07 (a)	20,060,000
15,899,000	VMIG1(b)	Los Angeles, CA, Waste Water Systems Revenue, Series 318, PART,
		FGIC-Insured, LIQ-Morgan Stanley, 3.640%, 4/5/07 (a)	15,899,000
See Notes to Financial Statements.

16	Western Asset California Municipal Money Market Fund 2007 Annual Report

Schedule of Investments (March 31, 2007) (continued)
Face
Amount	Rating‡	Security	Value

Water & Sewer — 17.1% (continued)

$75,225,000	A-1+	Los Angeles, CA, Waste Water Systems Revenue, Subordinated
		Series B, FGIC-Insured, SPA-FGIC-SPI, 3.500%, 4/5/07 (a)	$75,225,000
		Los Angeles, CA, Water & Power Revenue:
5,000,000	A-1+	Power System, Subordinated Series A-8, 3.550%, 4/5/07 (a)	5,000,000
2,200,000	A-1+	Power Systems, Sub-Series A-1, SPA-National Australia Bank,
		Lloyds TSB Bank, Fortis Bank, 3.530%, 4/5/07 (a)	2,200,000
		Metropolitan Water District of Southern California:
		Refunding:
8,000,000	A-1+	Series B, SPA-Lloyds TSB Bank PLC, 3.500%, 4/5/07 (a)	8,000,000
28,700,000	A-1+	Series B2, SPA-Dexia Credit Local, 3.530%, 4/5/07 (a)	28,700,000
5,500,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttemberg,
		3.540%, 4/5/07 (a)	5,500,000
1,300,000	A-1+	Series A-2, SPA-JPMorganChase, 3.520%, 4/5/07 (a)	1,300,000
29,975,000	A-1+	Series B-1, SPA-Dexia Credit Local, 3.530%, 4/5/07 (a)	29,975,000
25,320,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.530%, 4/5/07 (a)	25,320,000
		Waterworks Revenue:
2,700,000	A-1+	Refunding, Series A-1, SPA-JPMorganChase,
		3.530%, 4/5/07 (a)	2,700,000
7,200,000	A-1+	Series C-2, SPA-Lloyds TSB Bank PLC, 3.630%, 4/2/07 (a)	7,200,000
2,500,000	A-1+	Metropolitan Water District of Southern California, Series A-1,
		3.520%, 4/5/07 (a)	2,500,000
10,000,000	A-1+	Orange County, CA, Sanitation District, COP, SPA-Depfa Bank PLC,
		BPA Dexia, 3.550%, 4/2/07 (a)	10,000,000
13,890,000	VMIG1(b)	Rancho, CA, Water District Financing Authority, Refunding, Series A,
		FGIC-Insured, 3.550%, 4/4/07 (a)	13,890,000
13,155,000	A-1+	Richmond, CA, Wastewater Revenue, Refunding, Series B,
		AMBAC-Insured, LOC-Bayerische Landesbank, 3.550%, 4/5/07 (a)	13,155,000
5,065,000	F1+(c)	Sacramento, CA, Area Flood Control Agency, Series PT-3227,
		AMBAC-Insured, LIQ-Merrill Lynch, 3.660%, 4/5/07 (a)	5,065,000
		San Diego, CA, Water Authority, TECP, LIQ-BNP Paribas:
24,000, 000	A-1+	3.400% due 4/3/07	24,000,000
5,000,000	A-1+	3.550% due 5/9/07	5,000,000
20,000,000	A-1+	3.500% due 6/1/07	20,000,000
10,000,000	A-1+	3.500% due 6/7/07	10,000,000
8,500,000	A-1+	San Diego County, CA, Water Authority, 3.530% due 6/12/07	8,500,000
17,000,000	A-1	San Francisco, CA, City & County Public Utilities Commission Water
		Revenue, Series 1643, FSA-Insured, LIQ-Morgan Stanley,
		3.640%, 4/5/07 (a)	17,000,000
4,540,000	A-1+	Vallejo, CA, Water Revenue, Series A, LOC-JPMorganChase,
		3.580%, 4/11/07 (a)	4,540,000

		Total Water & Sewer	472,734,000

		TOTAL INVESTMENTS — 98.3% (Cost — $2,716,355,999#)	2,716,355,999
		Other Assets in Excess of Liabilities — 1.7%	46,524,343

		TOTAL NET ASSETS — 100.0%	$2,762,880,342

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	17

Schedule of Investments (March 31, 2007) (continued)
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Rating by Fitch Ratings Service. All ratings are unaudited.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.
See page 19 for definitions of ratings.
Abbreviations used in this schedule:
ABAG	– Association of Bay Area Governments
AMBAC	– Ambac Assurance Corporation
CDA	– Community Development Authority
COP	– Certificate of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corporation
FNMA	– Federal National Mortgage Association
FSA	– Financial Security Assurance
GO	– General Obligation
GTD	– Guaranteed
HFA	– Housing Finance Authority
ISO	– Independent System Operator
LIN	– Line of Credit
LIQ	– Liquidity Facility
LOC	– Letter of Credit
MBIA	– Municipal Bond Investors Assurance Corporation
MERLOT	– Municipal Exempt Receipts Liquidity Optional Tender
MFA	– Municipal Finance Authority
MFH	– Multi-Family Housing
MSTC	– Municipal Securities Trust Certificates
MTA	– Metropolitan Transportation Authority
MUD	– Municipal Utilities District
PART	– Partnership Structure
PCFA	– Pollution Control Finance Authority
PCR	– Pollution Control Revenue
RAN	– Revenue Anticipation Notes
RDA	– Redevelopment Agency
SPA	– Standby Bond Purchase Agreement
ST GTD	– State Guaranteed
TECP	– Tax Exempt Commercial Paper
TRAN	– Tax and Revenue Anticipation Notes
USD	– Unified School District
See Notes to Financial Statements.

18	Western Asset California Municipal Money Market Fund 2007 Annual Report

Short-Term Security Ratings (unaudited)
The definitions of the applicable ratings symbols are set forth below:
SP-1	—
Standard & Poor’s Ratings Service (“Standard & Poor’s”) highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s Investors Service (“Moody’s”) highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—
Fitch Ratings Service (“Fitch”) highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	19

Statement of Assets and Liabilities (March 31, 2007)
ASSETS:
Investments, at amortized cost	$2,716,355,999
Cash	15,213
Receivable for securities sold	48,010,322
Receivable for Fund shares sold	34,229,618
Interest receivable	17,124,032
Prepaid expenses	47,899
Other assets	26,313

Total Assets	2,815,809,396

LIABILITIES:
Payable for Fund shares repurchased	51,236,816
Investment management fee payable	1,030,869
Distribution fees payable	238,911
Distributions payable	184,576
Trustees’ fees payable	104,193
Deferred compensation payable	44,165
Accrued expenses	89,524

Total Liabilities	52,929,054

Total Net Assets	$2,762,880,342

NET ASSETS:
Par value (Note 5)	$2,762,758
Paid-in capital in excess of par value	2,760,075,998
Overdistributed net investment income	(60)
Accumulated net realized gain on investments	41,646

Total Net Assets	$2,762,880,342

Shares Outstanding:
Class A	2,724,145,284

Class I(1)	38,612,841

Net Asset Value:
Class A (and redemption price)	$1.00

Class I(1) (and redemption price)	$1.00

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.
See Notes to Financial Statements.

20	Western Asset California Municipal Money Market Fund 2007 Annual Report

Statement of Operations (For the year ended March 31, 2007)
INVESTMENT INCOME:
Interest	$ 97,406,457

EXPENSES:
Investment management fee (Note 2)	11,957,753
Distribution fees (Notes 2 and 3)	2,774,240
Transfer agent fees (Note 3)	119,122
Trustees’ fees (Note 10)	117,073
Restructuring fees (Note 10)	95,941
Insurance	74,841
Shareholder reports (Note 3)	71,357
Registration fees	59,469
Audit and tax	30,454
Legal fees	26,350
Custody fees	21,308
Miscellaneous expenses	19,606

Total Expenses	15,367,514
Less: Fee waivers and/or expense reimbursements (Notes 2, 7 and 10)	(141,641)

Net Expenses	15,225,873

Net Investment Income	82,180,584

Net Realized Gain on Investment Transactions	165,976

Increase in Net Assets From Operations	$ 82,346,560

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report.	21

Statements of Changes in Net Assets (For the years ended March 31,)
	2007	2006

OPERATIONS:
Net investment income	$82,180,584	$57,764,276
Net realized gain	165,976	22,923

Increase in Net Assets From Operations	82,346,560	57,787,199

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(82,180,644)	(57,764,276)
Net realized gains	(137,450)	(9,803)

Decrease in Net Assets From Distributions to Shareholders	(82,318,094)	(57,774,079)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	14,495,785,060	15,073,572,841
Reinvestment of distributions	78,904,624	57,690,213
Cost of shares repurchased	(14,570,650,471)	(15,046,368,652)

Increase in Net Assets From Fund Share Transactions	4,039,213	84,894,402

Increase in Net Assets	4,067,679	84,907,522
NET ASSETS:
Beginning of year	2,758,812,663	2,673,905,141

End of year*	$2,762,880,342	$2,758,812,663

* Includes overdistributed net investment income of:	$(60)	—

See Notes to Financial Statements.

22	Western Asset California Municipal Money Market Fund 2007 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class A Shares	2007		2006	2005	2004	2003

Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.030		0.021	0.009	0.004	0.008
Net realized gain	0.000	(1)	0.000 (1)	0.000 (1)	-	—

Total Income From Operations	0.030		0.021	0.009	0.004	0.008

Less Distributions From:
Net investment income	(0.030)		(0.021)	(0.009)	(0.004)	(0.008)
Net realized gain	(0.000	)(1)	0.000 (1)	0.000 (1)	-	-

Total Distributions	(0.030)		(0.021)	(0.009)	(0.004)	(0.008)

Net Asset Value, End of Year	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return(2)	2.98%		2.15%	0.87%	0.44%	0.76%

Net Assets, End of Year (millions)	$2,724		$2,736	$2,637	$2,398	$2,388

Ratios to Average Net Assets:
Gross expenses	0.55	%(3)	0.57%	0.59%	0.58%	0.64%
Net expenses(4)	0.54	(3)(5)	0.57 (5)	0.58 (5)	0.58	0.64
Net investment income	2.93		2.14	0.89	0.44	0.76

(1)	Amount represents less than $0.0005 per share.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.54%, respectively (Note 10).

(4)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset California Municipal Money Market Fund 2007 Annual Report	23

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class I Shares (1)	2007		2006		2005		2004	2003

Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Income From Operations:
Net investment income	0.030		0.022		0.010		0.006	0.010
Net realized gain	0.000	(2)	0.000	(2)	0.000	(2)	—	—

Total Income From Operations	0.030		0.022		0.010		0.006	0.010

Less Distributions From:
Net investment income	(0.030)		(0.022)		(0.010)		(0.006)	(0.010)
Net realized gain	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—	—

Total Distributions	(0.030)		(0.022)		(0.010)		(0.006)	(0.010)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return(3)	3.08%		2.27%		0.99%		0.62%	1.02%

Net Assets, End of Year (millions)	$39		$23		$37		$47	$0 (4)

Ratios to Average Net Assets:
Gross expenses	0.45	%(5)	0.45%		0.47%		0.45%	0.53%
Net expenses(6)	0.44	(5)(7)	0.45	(7)	0.46	(7)	0.45	0.53
Net investment income	3.04		2.22		1.02		0.54	0.87

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.
(2)	Amount represents less than $0.0005 per share.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Amount represents less than $0.5 million.
(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.44% and 0.44%, respectively (Note 10).

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset California Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements

1. Organization and Significant Accounting Policies

California Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Western Asset California Money Market Fund and is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

Western Asset California Municipal Money Market Fund 2007 Annual Report	25

Notes to Financial Statements (continued)

(f) Federal and Other Taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund's financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year the Fund had no reclassifications.

2. Investment Management Agreement and Other Transactions with Affiliates

Prior to August 1, 2006, Smith Barney Fund Management LLC ("SBFM"), a whollyowned subsidiary of Legg Mason, Inc. ("Legg Mason"), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC ("LMPFA") became the Fund's investment manager and Western Asset Management Company ("Western Asset") became the Fund's subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are whollyowned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund's investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the year ended March 31, 2007, the Fund's Class A and I shares had expense limitations in place of 0.80% and 0.70%, respectively.

During the year ended March 31, 2007, the Fund was reimbursed for expenses in the amount of $141,641.

Citigroup Global Markets Inc. ("CGM") and Legg Mason Investors Services, LLC ("LMIS"), serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

26	Western Asset California Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the "Plan") which allows non-interested trustees ("Trustees") to defer the receipt of all or a portion of the Trustees' fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees' fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund's general assets. Effective January 1, 2006, the Board of Trustees voted to discontinue offering the Plan to its members. This change will have no effect on fees previously deferred. As of March 31, 2007, the Fund had ac crued $44,165 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate 0.10% of the average daily net assets of the class. Distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses

Class A	$2,774,240	$118,536	$71,337
Class I*	—	586	20
Total	$2,774,240	$119,122	$71,357

* As of November 20, 2006, Class Y shares were renamed Class I shares.

4. Distributions to Shareholders by Class

	Year Ended March 31, 2007	Year Ended March 31, 2006

Net Investment Income
Class A	$81,339,843	$57,033,361
Class I*	840,801	730,915
Total	$82,180,644	$57,764,276
Net Realized Gains
Class A	136,353	9,698
Class I*	1,097	105
Total	$137,450	$9,803

* As of November 20, 2006, Class Y shares were renamed Class I shares.

Western Asset California Municipal Money Market Fund 2007 Annual Report	27

Notes to Financial Statements (continued)

5. Shares of Beneficial Interest

At March 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended	Year Ended
	March 31, 2007	March 31, 2006
Class A
Shares sold	14,359,065,059	14,939,016,841
Shares issued on reinvestment	78,904,539	57,353,107
Shares repurchased	(14,449,502,471)	(14,897,320,109)
Net Increase (Decrease)	(11,532,873)	99,049,839

Class I*
Shares sold	136,720,001	134,556,000
Shares issued on reinvestment	85	337,106
Shares repurchased	(121,148,000)	(149,048,543)
Net Increase (Decrease)	15,572,086	(14,155,437)

* As of November 20, 2006, Class Y shares were renamed Class I shares.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

6. Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date	Payable Date	Class A	Class I
Daily	4/30/07	$0.002426	$0.002492

28	Western Asset California Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)
The tax character of distributions paid during the fiscal years ended March 31, were as follows:

	2007	2006

Distributions paid from:
Tax-Exempt Income	$82,180,644	$57,764,276
Ordinary Income	9,498	—
Net Long-term Capital Gains	127,952	9,803

Total Taxable Distributions	$137,450	$9,803

Total Distributions Paid	$82,318,094	$57,774,079

     As of March 31, 2007, there were no significant differences between the book and tax components of net assets.

7.   Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
           The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee b y First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant

Western Asset California Municipal Money Market Fund 2007 Annual Report	29

Notes to Financial Statements (continued)
to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
           The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
           Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.
           On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.  Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
           On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under its respective contracts.

* * *
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among

30	Western Asset California Municipal Money Market Fund 2007 Annual Report

Notes to Financial Statements (continued)
other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
           On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.
           On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9.    Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistrib-

Western Asset California Municipal Money Market Fund 2007 Annual Report.	31

Notes to Financial Statements (continued)
uted net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
     Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

10.   Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

11.   Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
* * *
On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

32	Western Asset California Municipal Money Market Fund 2007 Annual Report

Report of Independent Registered Public Accounting Firm
The Board of Trustees and Shareholders Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset California Municipal Money Market Fund (formerly California Money Market Portfolio), a series of Legg Mason Partners Money Market Trust (formerly a series of Legg Mason Partners Municipal Funds) as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset California Municipal Money Market Fund as of March 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 25, 2007

Western Asset California Municipal Money Market Fund 2007 Annual Report.	33

Additional Information (unaudited)
Information about Trustees and Officers
The business and affairs of Western Asset California Municipal Money Market Fund (“Fund”) are managed under the direction of the Legg Mason Partners Money Market Trust (formerly known as Legg Mason Partners Municipal Funds) (“Trust”) Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at
1-800-451-2010.

		Term of		Number of
		Office*		Portfolios	Other
		and	Principal	in Fund	Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served**	Five Years	by Trustee	Trustee

Non-Interested Trustees:
Elliott J. Berv	Trustee	Since	President and Chief	69	Board Member,
c/o R. Jay Gerken		1989	Executive Officer,		American Identity Corp.
Legg Mason & Co., LLC			Catalyst (consulting)		(doing business as
(“Legg Mason”)			(since 1984); Chief		Morpheus Technologies)
399 Park Avenue			Executive Officer, Rocket		(biometric information
4th Floor			City Enterprises (media)		management) (since
New York, NY 10022			(2000 to 2005); Chief		2001); Director,
Birth Year: 1943			Executive Officer,		Lapoint Industries
			Landmark City (real estate		(industrial filter
			development) (2001 to		company) (since 2002);
			2004); Executive Vice		Director, Alzheimer’s
			President, DigiGym		Association
			Systems (personal fitness		(New England Chapter)
			systems) (2001 to 2004);		(since 1998)
Chief Executive Officer,
Motocity USA (Motorsport
Racing) (2004 to 2005)
A. Benton Cocanougher	Trustee	Since	Dean Emeritus and	69	None
c/o R. Jay Gerken		1991	Professor, Texas A&M
Legg Mason			University (since 2004);
399 Park Avenue			Formerly, Interim
4th Floor			Chancellor, Texas A&M
New York, NY 10022			University System (2003
Birth Year: 1938			to 2004); Formerly, Special
Advisor to the President,
Texas A&M University
(2002 to 2003)
Jane F. Dasher	Trustee	Since	Chief Financial Officer,	69	None
c/o R. Jay Gerken		1999	Korsant Partners, LLC (a
Legg Mason			family investment
399 Park Avenue			company)
4th Floor
New York, NY 10022
Birth Year: 1949

34	Western Asset California Municipal Money Market Fund

Additional Information (unaudited) (continued)
		Term of		Number of
		Office*		Portfolios	Other
		and	Principal	in Fund	Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served**	Five Years	by Trustee	Trustee

Mark T. Finn	Trustee	Since	Adjunct Professor,	69	None
c/o R. Jay Gerken		1989	College of William & Mary
Legg Mason			(since 2002); Principal/
399 Park Avenue			Member, Balvan Partners
4th Floor			(investment management)
New York, NY 10022			(since 2002); Chairman,
Birth Year: 1943			Chief Executive Officer
and Owner, Vantage
Consulting Group, Inc.
(investment management)
(since 1988)
Rainer Greeven	Trustee	Since	Attorney, Rainer Greeven	69	None
c/o R. Jay Gerken		1994	PC; President and
Legg Mason			Director, 62nd Street East
399 Park Avenue			Corporation (real estate)
4th Floor			(since 2002)
New York, NY 10022
Birth Year: 1936
Stephen Randolph Gross	Trustee	Since	Chairman, HLB Gross	69	Director, Andersen
c/o R. Jay Gerken		1986	Collins, P.C. (accounting		Calhoun (assisted
Legg Mason			and consulting firm)		living) (since 1987);
399 Park Avenue			(since 1979); Treasurer,		Formerly, Director,
4th Floor			Coventry Limited, Inc.		United Telesis, Inc.
New York, NY 10022			(Senior Living Facilities)		(telecommunications)
Birth Year: 1947			(since 1985); Formerly,		(1997 to 2002);
			Managing Director,		Formerly, Director,
			Fountainhead Ventures,		ebank Financial
			LLC (technology		Services, Inc. (1997
			accelerator) (1998 to 2003);		to 2004)
Formerly, Partner, Capital
Investment Advisory
Partners (leverage buyout
consulting) (2000 to 2002);
Formerly, Secretary,
Carint N.A. (manufacturing)
(1998 to 2002)
Richard E. Hanson, Jr.	Trustee	Since	Retired; Formerly,	69	None
c/o R. Jay Gerken		1985	Headmaster, The New
Legg Mason			Atlanta Jewish Community
399 Park Avenue			High School, Atlanta,
4th Floor			Georgia (1996 to 2000)
New York, NY 10022
Birth Year: 1941

Western Asset California Municipal Money Market Fund	35

Additional Information (unaudited) (continued)
		Term of		Number of
		Office*		Portfolios	Other
		and	Principal	in Fund	Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served**	Five Years	by Trustee	Trustee

Diana R. Harrington	Trustee	Since	Professor, Babson College	69	None
c/o R. Jay Gerken		1992	(since 1992)
Legg Mason
399 Park Avenue
4th Floor
New York, NY 10022
Birth Year: 1940
Susan M. Heilbron	Trustee	Since	Independent Consultant	69	None
c/o R. Jay Gerken		1994	(since 2001)
Legg Mason
399 Park Avenue
4th Floor
New York, NY 10022
Birth Year: 1945
Susan B. Kerley	Trustee	Since	Investment Consulting	69	Chairman and
c/o R. Jay Gerken		1992	Partner, Strategic		Independent Board
Legg Mason			Management Advisers,		Member of Eclipse Fund,
399 Park Avenue			LLC (investment		Inc. and Eclipse Funds
4th Floor			consulting) (since 1990)		(which trade as
New York, NY 10022					Mainstay Funds)
Birth Year: 1951					(currently supervises
					16 investment
					companies in the Fund
					complex) (since 1991)
Alan G. Merten	Trustee	Since	President, George Mason	69	Trustee, First Potomac
c/o R. Jay Gerken		1990	University (since 1996)		Realty Trust (since
Legg Mason					2005); Director,
399 Park Avenue					Xybernaut Corporation
4th Floor					(information
New York, NY 10022					technology) (2004 to
Birth Year: 1941					2006); Director, Digital
					Net Holdings, Inc.
					(2003 to 2004);
					Director, Comshare,
					Inc. (information
					technology) (1985 to
					2003)
R. Richardson Pettit	Trustee	Since	Formerly, Duncan	69	None
c/o R. Jay Gerken		1990	Professor of Finance,
Legg Mason			University of Houston
399 Park Avenue			(1977 to 2006)
4th Floor
New York, NY 10022
Birth Year: 1942

36	Western Asset California Municipal Money Market Fund

Additional Information (unaudited) (continued)
		Term of		Number of
		Office*		Portfolios	Other
		and	Principal	in Fund	Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served**	Five Years	by Trustee	Trustee

Interested Trustee:
R. Jay Gerken, CFA***	Trustee	Since	Managing Director,	139	None
Legg Mason	President,	2002	Legg Mason; Chairman
399 Park Avenue	Chairman and		of the Board and Trustee/
4th Floor	Chief Executive		Director of 139 funds
New York, NY 10022	Officer		associated with Legg
Birth Year: 1951			Mason Partners Fund
Advisor, LLC (“LMPFA”)
and its affiliates; President,
LMPFA (since 2006);
Chairman, President and
Chief Executive Officer
of certain mutual funds
associated with Legg
Mason or its affiliates;
Formerly, Chairman,
Smith Barney Fund
Management LLC (“SBFM”)
and Citi Fund Management,
Inc. (“CFM”) (2002 to 2005);
Formerly, Chairman,
President and Chief
Executive Officer, Travelers
Investment Adviser Inc.
(2002 to 2005)
Officers:
Frances M. Guggino	Chief Financial	Since	Director of Legg Mason;	N/A	N/A
Legg Mason	Officer and	2004	Chief Financial Officer
125 Broad Street	Treasurer		and Treasurer of certain
10th Floor			Mutual funds associated
New York, NY 10004			with Legg Mason;
Birth Year: 1957			Formerly, Controller of
certain mutual funds
associated with
Legg Mason (from
1999 to 2004)

Western Asset California Municipal Money Market Fund	37

Additional Information (unaudited) (continued)
		Term of		Number of
		Office*		Portfolios	Other
		and	Principal	in Fund	Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served**	Five Years	by Trustee	Trustee

Ted P. Becker	Chief	Since	Director of Global	N/A	N/A
Legg Mason	Compliance	2006	Compliance at Legg
399 Park Avenue	Officer		Mason (since 2006), Chief
4th Floor			Compliance Officer of
New York, NY 10022			LMPFA (since 2006);
Birth Year: 1951			Managing Director of
Compliance at
Legg Mason (since 2005);
Chief Compliance Officer
with certain mutual funds
associated with Legg Mason,
LMPFA and certain
affiliates (since 2006);
Managing Director of
Compliance at Legg Mason
or its predecessor
(from 2002 to 2005);
Prior to 2002, Managing
Director — Internal
Audit & Risk Review at
Citigroup Inc.
John Chiota	Chief	Since	Vice President of	N/A	N/A
Legg Mason	Anti-Money	2006	Legg Mason or its
300 First Stamford	Laundering		predecessor (since 2004);
Place, 4th Floor	Compliance		Chief Anti-Money
Stamford, CT 06902	Officer		Laundering Compliance
Birth Year: 1968			Officer with certain mutual
funds associated with
Legg Mason or its affiliates
(since 2006); Prior to
August 2004, Chief AML
Compliance Officer with
TD Waterhouse
David Castano	Controller	Since	Controller of certain	N/A	N/A
Legg Mason		2007	mutual funds associated
125 Broad Street			with Legg Mason
10th Floor			(since 2007); Formerly,
New York, NY 10004			Assistant Treasurer of
Birth Year: 1971			Lord Abbett mutual funds
(from 2004 to 2006);
Supervisor at UBS Global
Asset Management
(from 2003 to 2004);
Accounting Manager at
Citigroup Asset
Management (prior to
2003)

38	Western Asset California Municipal Money Market Fund

Additional Information (unaudited) (continued)
		Term of		Number of
		Office*		Portfolios	Other
		and	Principal	in Fund	Board
	Position(s)	Length	Occupation(s)	Complex	Memberships
Name, Address	Held with	of Time	During Past	Overseen	Held by
and Birth Year	Fund	Served**	Five Years	by Trustee	Trustee

Matthew Plastina	Controller	Since	Controller of certain mutual	N/A	N/A
Legg Mason		2007	funds associated with
125 Broad Street			Legg Mason (since 2007);
10th Floor			Formerly, Assistant
New York, NY 10004			Controller of certain
Birth Year: 1970			mutual funds associated
with Legg Mason (from
2002 to 2007); Assistant
Vice President of Legg Mason
or its predecessor
(since 1999)
Robert I. Frenkel	Secretary and	Since	Managing Director and	N/A	N/A
Legg Mason	Chief Legal	2003	General Counsel of Global
300 First Stamford	Officer		Mutual Funds for
Place, 4th Floor			Legg Mason and its
Stamford, CT06902			predecessors (since 1994);
Birth Year: 1954			Secretary and Chief Legal
Officer of mutual funds
associated with Legg Mason
(since 2003); Formerly,
Secretary of CFM
(from 2001 to 2004)

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
**	Indicates the earliest year in which the Trustee became a Board Member for a fund in the Legg Mason Partners fund complex.
***	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

Western Asset California Municipal Money Market Fund	39

Additional Shareholder Information (unaudited)
Results of a Special Meeting of Shareholders
On January 12, 2007 a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal: (1) Election of Trustees (2) Agreement and Plan of Reorganization and (3) Revise and Convert Fundamental Investment Policies.

1. Election of Trustees

		Authority
Nominees	Votes For	Withheld	Abstentions

Elliot J. Berv	2,460,514,077.914	107,877,119.087	855.000
A. Benton Cocanougher	2,460,649,239.798	107,741,957.203	855.000
Jane F. Dasher	2,459,886,085.403	108,505,111.598	855.000
Mark T. Finn	2,461,110,589.854	107,280,607.147	855.000
Rainer Greeven	2,460,604,833.352	107,786,363.649	855.000
Stephen Randolph Gross	2,460,630,955.108	107,760,241.893	855.000
Richard E. Hanson,Jr.	2,460,650,073.071	107,741,123.930	855.000
Diana R. Harrington	2,461,328,194.449	107,063,002.552	855.000
Susan M. Heilbron	2,460,753,285.113	107,637,911.888	855.000
Susan B. Kerley	2,460,598,676.696	107,792,520.305	855.000
Alan G. Merten	2,460,668,803.704	107,722,393.297	855.000
R. Richardson Pettit	2,460,902,201.634	107,488,995.367	855.000
R. Jay Gerken, CFA	2,459,680,621.486	108,710,575.515	855.000

2. Agreement and Plan of Reorganization

				Broker
Item Voted On	Votes For	Votes Against	Abstentions	Non-Votes

Reorganize as Corresponding
Series of an Existing Trust	1,192,783,027.960	46,499,628.760	76,278,151.230	0.000

3. Revise and Convert Fundamental Investment Policies

				Broker
Items Voted On	Votes For	Votes Against	Abstentions	Non-Votes

Revise:
Borrowing Money	1,178,611,616.880	61,866,437.170	75,082,753.900	0.000
Underwriting	1,181,941,520.800	58,331,401.450	75,287,885.700	0.000
Lending	1,181,209,924.090	59,209,435.880	75,141,447.980	0.000
Issuing Senior Securities	1,185,970,938.190	54,950,982.980	74,638,886.780	0.000
Real Estate	1,185,633,299.350	55,308,587.370	74,618,921.230	0.000
Commodities	1,182,038,098.870	58,285,196.260	75,237,512.820	0.000
Concentration	1,181,285,956.450	54,942,648.880	79,332,202.620	0.000
Convert:
Investment Objective
From Fundamental to
Non-Fundamental	1,106,908,606.120	96,573,774.200	112,078,427.630	0.000

40	Western Asset California Municipal Money Market Fund

Important Tax Information (unaudited)
All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 2007 qualify as tax-exempt interest dividends for Federal income tax purposes.
           Additionally, the Fund paid a short-term capital gain distribution of $0.000003 and a long-term capital gain distribution of $0.000039 to shareholders of record on November 29, 2006.

Please retain this information for your records.

Western Asset California Municipal Money Market Fund	41

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Western Asset California Municipal Money Market Fund

INVESTMENT MANAGER
TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Legg Mason Partners Fund

Advisor, LLC

SUBADVISER

Western Asset Management

     Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Western Asset California Municipal Money Market Fund and is not intended for use by the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund‘s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor
Services, LLC
Member NASD, SIPC

WAS04037 5/07                SR07-332

Western Asset California
Municipal Money Market Fund

The Fund is a separate investment fund of the Legg Mason Partners
Money Market Trust, a Maryland business trust.

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Fund‘s Forms N-Q may be reviewed and copied at the SEC‘s Public Reference Room in
Washington, D.C., and information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call
Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securi-
ties during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to deter-
mine how to vote proxies related to portfolio transactions is available
(1) without charge, upon request, by calling 1-800-451-2010, (2) on the
Fund‘s website at www.leggmason.com/InvestorServices and (3) on the
SEC‘s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee's financial experts. Mr. Gross and Ms. Dasher are “independent" Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2006 and March 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant's principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $182,500 in 2006 and $130,000 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (formerly known as Legg Mason Partners Municipal Funds) (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $14,600 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust and LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d- 15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half- year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a) (1)    Code of Ethics attached hereto.

Exhibit 99. CODE ETH

(a) (2)    Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)    Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: June 8, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: June 8, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: June 8, 2007